Consolidated Statements of Stockholders' Equity - USD ($) shares in Thousands, $ in Millions	Total	Common Stock	Additional Paid-In Capital	Treasury Stock	Accumulated Other Comprehensive Loss	Retained Earnings
Beginning balance (in shares) at Jul. 31, 2022		281,932
Beginning balance at Jul. 31, 2022	$ 16,441	$ 3	$ 17,722	$ (14,805)	$ (60)	$ 13,581
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income	2,389				5	2,384
Issuance of stock under employee stock plans, net of shares withheld for employee taxes (in shares)		3,189
Issuance of stock under employee stock plans, net of shares withheld for employee taxes	(408)		(408)
Stock repurchases under stock repurchase programs (in shares)		(4,700)
Stock repurchases under stock repurchase programs	(1,967)			(1,967)
Dividends and dividend rights declared	(898)					(898)
Share-based compensation expense	1,712		1,712
Ending balance (in shares) at Jul. 31, 2023		280,421
Ending balance at Jul. 31, 2023	17,269	$ 3	19,026	(16,772)	(55)	15,067
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income	2,964				1	2,963
Issuance of stock under employee stock plans, net of shares withheld for employee taxes (in shares)		3,274
Issuance of stock under employee stock plans, net of shares withheld for employee taxes	(718)		(718)
Stock repurchases under stock repurchase programs (in shares)		(3,427)
Stock repurchases under stock repurchase programs	(1,978)			(1,978)
Dividends and dividend rights declared	(1,041)					(1,041)
Share-based compensation expense	$ 1,940		1,940
Ending balance (in shares) at Jul. 31, 2024	280,268	280,268
Ending balance at Jul. 31, 2024	$ 18,436	$ 3	20,248	(18,750)	(54)	16,989
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Comprehensive income	3,873				4	3,869
Issuance of stock under employee stock plans, net of shares withheld for employee taxes (in shares)		3,180
Issuance of stock under employee stock plans, net of shares withheld for employee taxes	(584)		(584)
Stock repurchases under stock repurchase programs (in shares)		(4,319)
Stock repurchases under stock repurchase programs	(2,793)			(2,793)
Dividends and dividend rights declared	(1,190)					(1,190)
Share-based compensation expense	$ 1,968		1,968
Ending balance (in shares) at Jul. 31, 2025	279,129	279,129
Ending balance at Jul. 31, 2025	$ 19,710	$ 3	$ 21,632	$ (21,543)	$ (50)	$ 19,668